S000109944 [Member] Expense Example, No Redemption - S000109944 [Member] - C000281114 [Member]	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221